Rights of Use Assets	12 Months Ended
Jun. 30, 2021
13. Rights of use assets

13. Rights of use assets

 The composition of the Group’s rights of use assets as of June 30, 2021 and 2020 is as follows:

	06.30.21	06.30.20
Convention center	203	220
Stadium DirecTV Arena	586	616
Machinery and equipment	10	19
Shopping malls	11	11
Total rights of use assets	810	866
Non-current	810	866
Total	810	866

The charges to income related to rights of use assets were the following:

	06.30.21	06.30.20
Convention center	(18)	(18)
Stadium DirecTV Arena	(29)	(28)
Machinery and equipment	(40)	(13)
Shopping malls	(1)	(1)
Total amortizations and depreciation (i)	(88)	(60)

(i)

As of June 30, 2021, and 2020 depreciation charges were charged to “Costs” in the amount of ARS 64 and ARS 52 respectively, and to “General and administrative expenses” in the amount of ARS 23 and ARS 8 respectively and “Selling expenses” of ARS 1 on June 30, 2021 (Note 26).

Changes in rights of use assets for the year ended June 30, 2021 and 2020 are as follows:

	06.30.21	06.30.20
Beginning of the year	866	-
Additions (ii)	32	688
Transfers	-	238
Depreciation charge	(88)	(60)
End of the year	810	866

(ii)	See Note 2.2

Other charges to income related to rights of use were as follows:

	06.30.21	06.30.20
Interest expense of lease liabilities	(97)	(81)
Results from short-term leases	(58)	(81)

The average discount rate and the term of the recognized lease liability as of June 30, 2021 are reported below:

Discount rate	Maturity
10.61%	12/1/2033
10.61%	12/1/2041